UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-00524

BNY Mellon Investment Funds III

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 5/31

Date of reporting period: 5/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Equity Income Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Equity Income Fund	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DQIAX

This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.02%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class A shares returned 31.19%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose as investors rewarded high-growth-oriented companies, particularly those exposed to artificial intelligence investment themes. Benchmark performance was stronger in information technology and weaker in industrials.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the information technology, energy and utilities sectors.

• The Fund’s emphasis on dividend-paying stocks detracted from performance relative to the benchmark, particularly in the industrials and health care sectors.

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	23.63%	12.96%	10.01%
without Sales Charge	31.19%	14.31%	10.66%
S&P 500® Index	28.17%	15.80%	12.68%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,113	104	$6,740,606	28.63%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6144AR0524A

BNY Mellon Equity Income Fund	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DQICX

This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$205	1.78%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class C shares returned 30.23%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose as investors rewarded high-growth-oriented companies, particularly those exposed to artificial intelligence investment themes. Benchmark performance was stronger in information technology and weaker in industrials.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the information technology, energy and utilities sectors.

• The Fund’s emphasis on dividend-paying stocks detracted from performance relative to the benchmark, particularly in the industrials and health care sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	29.23%	*	13.45%	9.83%
without Deferred Sales Charge	30.23%		13.45%	9.83%
S&P 500® Index	28.17%		15.80%	12.68%

*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,113	104	$6,740,606	28.63%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6145AR0524A

BNY Mellon Equity Income Fund	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DQIRX

This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$90	0.78%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class I shares returned 31.51%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose as investors rewarded high-growth-oriented companies, particularly those exposed to artificial intelligence investment themes. Benchmark performance was stronger in information technology and weaker in industrials.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the information technology, energy and utilities sectors.

• The Fund’s emphasis on dividend-paying stocks detracted from performance relative to the benchmark, particularly in the industrials and health care sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class I Shares	31.51%	14.59%	10.93%
S&P 500® Index	28.17%	15.80%	12.68%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,113	104	$6,740,606	28.63%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6146AR0524A

BNY Mellon Equity Income Fund	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DQIYX

This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	0.75%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Y shares returned 31.58%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose as investors rewarded high-growth-oriented companies, particularly those exposed to artificial intelligence investment themes. Benchmark performance was stronger in information technology and weaker in industrials.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the information technology, energy and utilities sectors.

• The Fund’s emphasis on dividend-paying stocks detracted from performance relative to the benchmark, particularly in the industrials and health care sectors.

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $1,000,000 Years Ended 5/31

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Y Shares	31.58%	14.63%	11.01%
S&P 500® Index	28.17%	15.80%	12.68%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,113	104	$6,740,606	28.63%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0391AR0524A

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,920 in 2023 and $35,700 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,900 in 2023 and $5,000 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $3,945,912 in 2023 and $4,074,591 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Equity Income Fund

ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	DQIAX
C	DQICX
I	DQIRX
Y	DQIYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Equity Income Fund

Statement of Investments

May 31, 2024

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - .8%
Ford Motor Co.	712,407		8,641,497
Banks - 4.9%
Bank of America Corp.	112,791		4,510,512
First Horizon Corp.	432,200		6,846,048
JPMorgan Chase & Co.	187,341		37,960,907
The PNC Financial Services Group, Inc.	32,537		5,120,998
			54,438,465
Capital Goods - 4.4%
Caterpillar, Inc.	7,600		2,572,752
Eaton Corp. PLC	21,300		7,089,705
Emerson Electric Co.	111,981		12,559,789
Fastenal Co.	69,760		4,602,765
Illinois Tool Works, Inc.	14,230		3,454,333
Johnson Controls International PLC	60,101		4,321,863
Lockheed Martin Corp.	31,418		14,777,142
			49,378,349
Commercial & Professional Services - .7%
Automatic Data Processing, Inc.	9,362		2,292,941
Paychex, Inc.	49,391		5,934,823
			8,227,764
Consumer Discretionary Distribution & Retail - 3.5%
Amazon.com, Inc.	203,500	[a]	35,905,540
Best Buy Co., Inc.	32,273		2,737,396
			38,642,936
Consumer Durables & Apparel - 1.8%
Carter's, Inc.	208,054		14,230,894
Ralph Lauren Corp.	30,585		5,715,725
			19,946,619
Consumer Services - .6%
Darden Restaurants, Inc.	41,105		6,181,781
The Wendy's Company	59,020	[b]	1,029,899
			7,211,680
Energy - 7.4%
Antero Midstream Corp.	67,155		983,821
Baker Hughes Co.	83,200		2,785,536
Chevron Corp.	18,461		2,996,220
ConocoPhillips	18,600		2,166,528
EOG Resources, Inc.	79,817		9,941,207
EQT Corp.	138,182		5,677,898
Exxon Mobil Corp.	37,357		4,380,482
ONEOK, Inc.	128,665		10,421,865
Phillips 66	71,266		10,127,611
Schlumberger NV	99,935		4,586,017
The Williams Companies, Inc.	395,831		16,430,945
Valero Energy Corp.	72,314		11,363,422
			81,861,552
Equity Real Estate Investment Trusts - 1.4%
Apartment Income REIT Corp.	13,699	[c]	530,836
Boston Properties, Inc.	68,164	[c]	4,135,510
Brandywine Realty Trust	29,102	[c]	134,160
Healthpeak Properties, Inc.	449,862	[c]	8,952,254

Statement of Investments (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Equity Real Estate Investment Trusts - 1.4% (continued)
Realty Income Corp.	28,595	[c]	1,517,251
			15,270,011
Financial Services - 2.3%
BlackRock, Inc.	12,824		9,900,513
Blackstone, Inc.	28,246		3,403,643
Morgan Stanley	60,329		5,902,589
T. Rowe Price Group, Inc.	34,899		4,112,149
The Goldman Sachs Group, Inc.	2,703		1,233,974
The Western Union Company	115,949		1,484,147
			26,037,015
Food, Beverage & Tobacco - 8.5%
Altria Group, Inc.	590,851		27,326,859
Flowers Foods, Inc.	54,731		1,270,854
General Mills, Inc.	12,331		847,756
Mondelez International, Inc., Cl. A	30,854		2,114,425
PepsiCo, Inc.	89,605		15,492,704
Philip Morris International, Inc.	286,352		29,030,366
The Coca-Cola Company	288,227		18,138,125
			94,221,089
Health Care Equipment & Services - 2.9%
Becton, Dickinson and Co.	20,038		4,648,215
Medtronic PLC	305,270		24,839,820
The Cigna Group	6,845		2,358,924
			31,846,959
Household & Personal Products - 1.0%
Kimberly-Clark Corp.	63,812		8,506,140
The Procter & Gamble Company	19,145		3,150,118
			11,656,258
Insurance - 3.1%
American International Group, Inc.	104,752		8,256,553
Prudential Financial, Inc.	18,199		2,190,250
The Progressive Corp.	115,041		24,294,358
			34,741,161
Materials - 4.2%
Air Products & Chemicals, Inc.	5,530		1,474,851
Dow, Inc.	94,868		5,467,243
Eastman Chemical Co.	8,724		884,003
Freeport-McMoRan, Inc.	140,396		7,403,081
International Paper Co.	32,595		1,469,709
LyondellBasell Industries NV, Cl. A	248,916		24,747,229
Packaging Corp. of America	30,354		5,569,655
Sylvamo Corp.	2,845		202,905
			47,218,676
Media & Entertainment - 6.8%
Alphabet, Inc., Cl. A	148,134		25,553,115
Alphabet, Inc., Cl. C	123,929		21,558,689
Comcast Corp., Cl. A	30,380		1,216,111
Meta Platforms, Inc., Cl. A	39,712		18,538,753
Netflix, Inc.	9,687	[a]	6,215,373
Omnicom Group, Inc.	27,378		2,545,059
			75,627,100
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Amgen, Inc.	8,593		2,628,169
Bristol-Myers Squibb Co.	61,334		2,520,214
Danaher Corp.	19,443		4,992,962
Gilead Sciences, Inc.	146,074		9,388,176

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.1% (continued)
Merck & Co., Inc.		123,156		15,461,004
Novartis AG, ADR		168,382	[b]	17,365,236
Pfizer, Inc.		163,166		4,676,338
				57,032,099
Semiconductors & Semiconductor Equipment - 12.3%
Broadcom, Inc.		32,522		43,207,103
NVIDIA Corp.		55,686		61,050,232
Qualcomm, Inc.		159,013		32,446,603
				136,703,938
Software & Services - 7.1%
Microsoft Corp.		190,333		79,012,938
Technology Hardware & Equipment - 9.3%
Apple, Inc.		356,894		68,612,871
Cisco Systems, Inc.		286,799		13,336,154
Hewlett Packard Enterprise Co.		263,223		4,645,886
HP, Inc.		77,943		2,844,920
Juniper Networks, Inc.		79,899		2,849,997
NetApp, Inc.		25,135		3,027,008
Seagate Technology Holdings PLC		93,281		8,697,520
				104,014,356
Telecommunication Services - 5.0%
AT&T, Inc.		668,444		12,179,050
Lumen Technologies, Inc.		74,649	[a]	96,297
Verizon Communications, Inc.		1,043,917		42,957,185
				55,232,532
Transportation - 1.2%
United Parcel Service, Inc., Cl. B		92,880		12,903,818
Utilities - 4.1%
American Electric Power Co., Inc.		22,996		2,075,389
Constellation Energy Corp.		107,938		23,449,530
Dominion Energy, Inc.		92,613		4,993,693
Duke Energy Corp.		9,367		970,140
Entergy Corp.		67,772		7,623,672
Exelon Corp.		37,914		1,423,671
NextEra Energy, Inc.		13,057		1,044,821
OGE Energy Corp.		84,934		3,083,104
The Southern Company		13,539		1,085,015
				45,749,035
Total Common Stocks (cost $677,612,574)				1,095,615,847
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,164,475)	5.43	13,164,475	[d]	13,164,475
Total Investments (cost $690,777,049)		99.6%		1,108,780,322
Cash and Receivables (Net)		.4%		4,413,507
Net Assets		100.0%		1,113,193,829

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $6,823,536 and the value of the collateral was $6,900,841, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 5/31/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	6,648,495	123,456,138	(116,940,158)	13,164,475	460,279
Investment of Cash Collateral for Securities Loaned - .0% ††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	17,950,845	(17,950,845)	-	5,594	†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	78,498	2,215,355	(2,293,853)	-	445	†††
Total - 1.2%	6,726,993	143,622,338	(137,184,856)	13,164,475	466,318

† Includes reinvested dividends/distributions.

†† Effective July 3, 2023, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,823,536)—Note 1(b):
Unaffiliated issuers	677,612,574	1,095,615,847
Affiliated issuers	13,164,475	13,164,475
Receivable for shares of Beneficial Interest subscribed		4,368,036
Dividends and securities lending income receivable		1,342,279
Prepaid expenses		65,801
		1,114,556,438
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		773,098
Payable for shares of Beneficial Interest redeemed		401,142
Trustees’ fees and expenses payable		20,954
Other accrued expenses		167,415
		1,362,609
Net Assets ($)		1,113,193,829
Composition of Net Assets ($):
Paid-in capital		655,834,638
Total distributable earnings (loss)		457,359,191
Net Assets ($)		1,113,193,829

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	326,531,290	50,658,471	724,495,982	11,508,086
Shares Outstanding	11,049,487	1,743,214	24,452,901	385,954
Net Asset Value Per Share ($)	29.55	29.06	29.63	29.82

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2024

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	27,350,359
Affiliated issuers	460,279
Interest	18,412
Income from securities lending—Note 1(b)	6,039
Total Income	27,835,089
Expenses:
Management fee—Note 3(a)	6,740,606
Shareholder servicing costs—Note 3(c)	1,304,407
Distribution fees—Note 3(b)	376,295
Trustees’ fees and expenses—Note 3(d)	122,372
Professional fees	105,598
Registration fees	74,388
Prospectus and shareholders’ reports	52,175
Loan commitment fees—Note 2	23,343
Chief Compliance Officer fees—Note 3(c)	21,479
Custodian fees—Note 3(c)	18,821
Interest expense—Note 2	1,210
Miscellaneous	28,703
Total Expenses	8,869,397
Less—reduction in expenses due to undertaking—Note 3(a)	(115,720)
Less—reduction in fees due to earnings credits—Note 3(c)	(26,641)
Net Expenses	8,727,036
Net Investment Income	19,108,053
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	62,591,270
Net change in unrealized appreciation (depreciation) on investments	183,661,819
Net Realized and Unrealized Gain (Loss) on Investments	246,253,089
Net Increase in Net Assets Resulting from Operations	265,361,142

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2024	2023
Operations ($):
Net investment income	19,108,053	21,446,238
Net realized gain (loss) on investments	62,591,270	7,007,146
Net change in unrealized appreciation (depreciation) on investments	183,661,819	(56,037,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	265,361,142	(27,584,543)
Distributions ($):
Distributions to shareholders:
Class A	(12,352,164)	(16,209,537)
Class C	(1,798,583)	(2,881,571)
Class I	(27,695,844)	(36,586,176)
Class Y	(350,467)	(443,097)
Total Distributions	(42,197,058)	(56,120,381)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	32,055,428	26,145,504
Class C	4,886,242	4,416,313
Class I	191,725,355	89,423,180
Class Y	5,007,788	3,079,315
Distributions reinvested:
Class A	11,124,352	14,595,925
Class C	1,399,645	2,107,913
Class I	23,399,442	31,648,123
Class Y	349,855	443,097
Cost of shares redeemed:
Class A	(46,172,018)	(40,322,526)
Class C	(17,017,096)	(12,082,373)
Class I	(164,121,360)	(206,168,265)
Class Y	(2,567,675)	(3,609,979)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	40,069,958	(90,323,773)
Total Increase (Decrease) in Net Assets	263,234,042	(174,028,697)
Net Assets ($):
Beginning of Period	849,959,787	1,023,988,484
End of Period	1,113,193,829	849,959,787
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,225,408	1,097,691
Shares issued for distributions reinvested	436,381	625,106
Shares redeemed	(1,768,841)	(1,718,573)
Net Increase (Decrease) in Shares Outstanding	(107,052)	4,224
Class Ca,b
Shares sold	189,858	190,674
Shares issued for distributions reinvested	55,921	91,883
Shares redeemed	(661,816)	(519,841)
Net Increase (Decrease) in Shares Outstanding	(416,037)	(237,284)
Class Ib
Shares sold	7,302,276	3,772,656
Shares issued for distributions reinvested	914,711	1,351,213
Shares redeemed	(6,263,341)	(8,715,573)
Net Increase (Decrease) in Shares Outstanding	1,953,646	(3,591,704)
Class Y
Shares sold	179,425	128,415
Shares issued for distributions reinvested	13,569	18,805
Shares redeemed	(94,566)	(152,629)
Net Increase (Decrease) in Shares Outstanding	98,428	(5,409)

[a]

During the period ended May 31, 2024, 529 Class C shares representing $12,578 were automatically converted to 521 Class A shares and during the period ended May 31, 2023, 549 Class C shares representing $12,868 were automatically converted to 540 Class A shares.

[b]

During the period ended May 31, 2023, 4,990 Class A shares representing $122,222 were exchanged for 4,979 Class I shares and 2,609 Class C shares representing $56,730 were exchanged for 2,564 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended May 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.53	25.63	24.63	17.82	18.12
Investment Operations:
Net investment income[a]	.49	.54	.44	.46	.50
Net realized and unrealized gain (loss) on investments	6.65	(1.18)	1.22	6.80	(.29)
Total from Investment Operations	7.14	(.64)	1.66	7.26	.21
Distributions:
Dividends from net investment income	(.49)	(.53)	(.44)	(.45)	(.51)
Dividends from net realized gain on investments	(.63)	(.93)	(.22)	-	-
Total Distributions	(1.12)	(1.46)	(.66)	(.45)	(.51)
Net asset value, end of period	29.55	23.53	25.63	24.63	17.82
Total Return (%)[b]	31.19	(2.37)	6.72	41.26	1.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.05	1.06	1.08	1.14
Ratio of net expenses to average net assets	1.02	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets	1.87	2.26	1.72	2.17	2.57
Portfolio Turnover Rate	28.63	28.06	33.14	49.94	51.48
Net Assets, end of period ($ x 1,000)	326,531	262,479	285,782	268,897	206,842

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended May 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.15	25.24	24.27	17.57	17.86
Investment Operations:
Net investment income[a]	.29	.35	.25	.30	.35
Net realized and unrealized gain (loss) on investments	6.55	(1.15)	1.19	6.69	(.27)
Total from Investment Operations	6.84	(.80)	1.44	6.99	.08
Distributions:
Dividends from net investment income	(.30)	(.36)	(.25)	(.29)	(.37)
Dividends from net realized gain on investments	(.63)	(.93)	(.22)	-	-
Total Distributions	(.93)	(1.29)	(.47)	(.29)	(.37)
Net asset value, end of period	29.06	23.15	25.24	24.27	17.57
Total Return (%)[b]	30.23	(3.09)	5.89	40.17	.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	1.81	1.80	1.82	1.82
Ratio of net expenses to average net assets	1.78	1.78	1.78	1.78	1.78
Ratio of net investment income to average net assets	1.12	1.52	.97	1.44	1.82
Portfolio Turnover Rate	28.63	28.06	33.14	49.94	51.48
Net Assets, end of period ($ x 1,000)	50,658	49,987	60,485	64,982	57,967

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.59	25.69	24.69	17.86	18.16
Investment Operations:
Net investment income[a]	.55	.60	.51	.51	.55
Net realized and unrealized gain (loss) on investments	6.68	(1.18)	1.21	6.82	(.29)
Total from Investment Operations	7.23	(.58)	1.72	7.33	.26
Distributions:
Dividends from net investment income	(.56)	(.59)	(.50)	(.50)	(.56)
Dividends from net realized gain on investments	(.63)	(.93)	(.22)	-	-
Total Distributions	(1.19)	(1.52)	(.72)	(.50)	(.56)
Net asset value, end of period	29.63	23.59	25.69	24.69	17.86
Total Return (%)	31.51	(2.12)	6.97	41.63	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.81	.80	.81	.82
Ratio of net expenses to average net assets	.78	.78	.78	.78	.78
Ratio of net investment income to average net assets	2.11	2.52	1.97	2.43	2.83
Portfolio Turnover Rate	28.63	28.06	33.14	49.94	51.48
Net Assets, end of period ($ x 1,000)	724,496	530,671	670,154	630,801	518,436

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended May 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.73	25.83	24.83	17.96	18.25
Investment Operations:
Net investment income[a]	.57	.61	.52	.51	.55
Net realized and unrealized gain (loss) on investments	6.71	(1.18)	1.21	6.86	(.28)
Total from Investment Operations	7.28	(.57)	1.73	7.37	.27
Distributions:
Dividends from net investment income	(.56)	(.60)	(.51)	(.50)	(.56)
Dividends from net realized gain on investments	(.63)	(.93)	(.22)	-	-
Total Distributions	(1.19)	(1.53)	(.73)	(.50)	(.56)
Net asset value, end of period	29.82	23.73	25.83	24.83	17.96
Total Return (%)	31.58	(2.09)	6.97	41.66	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.76	.75	.76	.76
Ratio of net expenses to average net assets	.75	.76	.75	.76	.76
Ratio of net investment income to average net assets	2.13	2.54	2.00	2.40	2.85
Portfolio Turnover Rate	28.63	28.06	33.14	49.94	51.48
Net Assets, end of period ($ x 1,000)	11,508	6,823	7,567	4,628	2,552

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,095,615,847	-	-	1,095,615,847
Investment Companies	13,164,475	-	-	13,164,475

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or

NOTES TO FINANCIAL STATEMENTS (continued)

U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2024, BNY earned $823 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2024, the fund had securities on loan and the value of the related collateral received by the fund exceeded the value of the securities loaned by the fund. The value of the securities loaned by the fund, if any, are also disclosed in the Statement of Assets and Liabilities and in the Statement of Investments. The total amount of cash and non-cash securities lending collateral received is disclosed in the footnotes to the Statement of Investments.

	Assets ($)		Liabilities ($)
Securities Lending	6,823,536		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	6,823,536		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,823,536)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,156,583, undistributed capital gains $40,291,192 and unrealized appreciation $414,911,416.

The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2024 and May 31, 2023 were as follows: ordinary income $21,952,649 and $21,314,760, and long term capital gains $20,244,409 and $34,805,621, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended May 31, 2024, the fund was charged $1,210 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2024 was approximately $18,852 with a related weighted average annualized interest rate of 6.42%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2023 through September 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 29, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $115,720 during the period ended May 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .336% of the value of the fund’s average daily net assets.

During the period ended May 31, 2024, the Distributor retained $38,076 from commissions earned on sales of the fund’s Class A shares, $1,000 and $854 from CDSC fees on redemptions of the fund’s Class A and C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $376,295 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $724,969 and $125,432, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial

NOTES TO FINANCIAL STATEMENTS (continued)

reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $45,250 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $26,641.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $18,821 pursuant to the custody agreement.

During the period ended May 31, 2024, the fund was charged $21,479 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $644,083, Distribution Plan fees of $32,268, Shareholder Services Plan fees of $78,920, Custodian fees of $7,200, Chief Compliance Officer fees of $5,557 and Transfer Agent fees of $8,650, which are offset against an expense reimbursement currently in effect in the amount of $3,580.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $279,669,165 and $272,763,365, respectively.

At May 31, 2024, the cost of investments for federal income tax purposes was $693,868,906; accordingly, accumulated net unrealized appreciation on investments was $414,911,416, consisting of $430,481,642 gross unrealized appreciation and $15,570,226 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of BNY Mellon Equity Income Fund and Board of Trustees BNY Mellon Investment Funds III:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Equity Income Fund (the Fund), a series of BNY Mellon Investment Funds III, including the statement of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
July 22, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund reports the maximum amount allowable but not less than 100% of ordinary income dividends paid during the fiscal year ended May 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $21,952,649 as ordinary income dividends paid during the fiscal year ended May 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2023 income tax returns. Also, the fund hereby reports $.0758 per share as a short-term capital gain distribution and $.5539 per share as a long-term capital gain distribution paid on December 12, 2023.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 83

———————

Francine J. Bovich (72)

Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

Andrew J. Donohue (73)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 40

———————

Bradley Skapyak (65)

Board Member (2021)

Principal Occupation During Past 5 Years:

• Chief Operating Officer and Director of The Dreyfus Corporation (2009-2019)

• Chief Executive Officer and Director of the Distributor (2016-2019)

• Chairman and Director of The Dreyfus Transfer Agent, Inc. (2011-2019)

• Senior Vice President of The Bank of New York Mellon (2007-2019)

No. of Portfolios for which Board Member Serves: 18

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (74)

Board Member (1992)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company, Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 40

———————

Benaree Pratt Wiley (78)

Board Member (1998)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-December 2020)

No. of Portfolios for which Board Member Serves: 54

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Investments since February 2023; and Head of North America Product, BNY Investments from January 2018 to February 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of BNY since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY since April 2004.

SARAH S. KELLEHER, Secretary since April 2024 and Vice President since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY since September 2021; and Managing Counsel of BNY from December 2017 to September 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY since March 2013.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY since December 2021; and Counsel of BNY from August 2018 to December 2021. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY since August 2013.

LISA M. KING, Vice President and Assistant Secretary since March 2024.

Vice President and Assistant Secretary. Counsel of BNY since June 2023; and Regulatory Administration Group Manager at BNY Mellon Asset Servicing from February 2016 to June 2023. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 56 years old and has been an employee of BNY since February 2016.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 59 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Managing Counsel of BNY since March 2024; Counsel of BNY from June 2019 to February 2024; and Regulatory Administration Manager at BNY Investment Management Services from September 2018 to May 2019. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 39 years old and has been an employee of BNY since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

ROBERTO G. MAZZEO, Assistant Treasurer since June 2024.

Financial Reporting Manager - BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of the Adviser since October 2006.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 51 investment companies (comprised of 101 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 45 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on February 27-28, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”), between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional equity income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional equity income funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional equity income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a five star rating for the ten-year period, a four star rating for each of the three- and five-year periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until September 30, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

© 2024 BNY Mellon Securities Corporation Code-6144NCSRAR0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 12, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)